Offerings - Offering: 1	Feb. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,892,401
Proposed Maximum Offering Price per Unit	12.99
Maximum Aggregate Offering Price	$ 76,542,288.99
Fee Rate	0.01531%
Amount of Registration Fee	$ 11,718.62
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that becomes issuable under the 2020 Equity Incentive Plan (as amended, the “2020 Plan”) and the 2020 Employee Stock Purchase Plan (as amended, the “2020 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(2)Pursuant to 457(c) and 457(h) under the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Market on February 19, 2025, which date is within five business days prior to filing this Registration Statement.

(3)Consists of (i) 4,713,921 additional shares of the Registrant’s common stock that became available for issuance on January 1, 2025 under the 2020 Plan, by operation of an automatic annual increase provision therein and (ii) 1,178,480 additional shares of the Registrant’s common stock that became available for issuance on January 1, 2025 under the 2020 ESPP, by operation of an automatic annual increase provision therein.
(4)The Registrant does not have any fee offsets.